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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      1/19/11
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 837,418
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express Co.           COM              025816109    43431  1011900 SH       Sole                  1011900
Becton, Dickinson & Company    COM              075887109    27122   320900 SH       Sole                   320900
Berkshire Hathaway Inc.        COM              084670702    22703   283400 SH       Sole                   283400
Coach, Inc.                    COM              189754104    26621   481300 SH       Sole                   481300
CVS Caremark Corp.             COM              126650100    35048  1008000 SH       Sole                  1008000
Diageo PLC                     COM              25243Q205    36823   495400 SH       Sole                   495400
Goldman Sachs Group Inc.       COM              38141G104    44663   265600 SH       Sole                   265600
International Business Machine COM              459200101    36279   247200 SH       Sole                   247200
Johnson & Johnson              COM              478160104    47043   760600 SH       Sole                   760600
Laboratory Corp. of America Ho COM              50540R409    24169   274900 SH       Sole                   274900
McDonald's Corp.               COM              580135101    73835   961900 SH       Sole                   961900
Microsoft Corp.                COM              594918104    27561   987500 SH       Sole                   987500
Morgan Stanley                 COM              617446448    18541   681400 SH       Sole                   681400
NIKE, Inc.                     COM              654106103    44162   517000 SH       Sole                   517000
PepsiCo, Inc.                  COM              713448108    59653   913100 SH       Sole                   913100
Pfizer Inc.                    COM              717081103    21508  1228300 SH       Sole                  1228300
Quest Diagnostics Inc.         COM              74834L100    18253   338200 SH       Sole                   338200
Target Corp.                   COM              87612E106    39253   652800 SH       Sole                   652800
The Coca-Cola Co.              COM              191216100    59068   898100 SH       Sole                   898100
The Procter & Gamble Co.       COM              742718109    29611   460300 SH       Sole                   460300
UnitedHealth Group Inc.        COM              91324P102    19832   549200 SH       Sole                   549200
Wal-Mart Stores, Inc.          COM              931142103    61642  1143000 SH       Sole                  1143000
Zimmer Holdings, Inc.          COM              98956P102    20597   383700 SH       Sole                   383700